Loan to Micronet	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Loan to Micronet [Abstract]
LOAN TO MICRONET

NOTE 5 — LOAN TO MICRONET

On November 13, 2019, the Company and Micronet executed a convertible loan agreement pursuant to which the Company agreed to loan to Micronet $500,000 (the “Convertible Loan”). The Convertible Loan bears interest at a rate of 3.95% calculated and paid on a quarterly basis. In addition, the Convertible Loan, if not converted, shall be repaid in four equal installments, the first of such installment payable following the fifth quarter after the issuance of the Convertible Loan, with the remaining three installments due on each subsequent quarter thereafter, such that the Convertible Loan shall be repaid in full upon the lapse of 24 months from its issuance. In addition, the outstanding principal balance of the Convertible Loan, and all accrued and unpaid interest, is convertible at the Company’s option, at a conversion price equal to 0.38 NIS per Micronet share. Pursuant to the convertible loan agreement, Micronet also agreed to issue the Company an option to purchase one of Micronet’s ordinary shares for each ordinary share that it issued as a result of a conversion of the Convertible Loan at an exercise price of 0.60 NIS per share, exercisable for a period of 15 months. On July 5, 2020, the Company had a reverse split where the price of the Convertible Loan changed from 0.08 NIS per Micronet share into 5.7 NIS per Micronet share. The option’s exercise price changed from 0.6 NIS per share to 9 NIS per Micronet share.

On January 1, 2020, the Convertible Loan was approved at a general meeting of the Micronet shareholders and as a result, the Convertible Loan and the transactions contemplated thereby became effective. The loan was repaid on January 4, 2022.

On August 13, 2020, MICT Telematics extended to Micronet an additional loan in the aggregate amount of $175 (the “Loan Sum”) which governed the existing outstanding intercompany debt. The loan does not bear any interest and has a term of twelve months. The Loan Sum was granted for the purpose of supporting Micronet’s working capital and general corporate needs. The loan was repaid on August 25, 2021.

NOTE 10 — LOAN TO MICRONET

On November 13, 2019, the Company and Micronet executed a convertible loan agreement pursuant to which the Company agreed to loan to Micronet $500,000 (the “Convertible Loan”). The Convertible Loan bears interest at a rate of 3.95% calculated and paid on a quarterly basis. In addition, the Convertible Loan, if not converted, shall be repaid in four equal installments, the first of such installment payable following the fifth quarter after the issuance of the Convertible Loan, with the remaining three installments due on each subsequent quarter thereafter, such that the Convertible Loan shall be repaid in full upon the lapse of 24 months from its issuance. In addition, the outstanding principal balance of the Convertible Loan, and all accrued and unpaid interest, is convertible at the Company’s option, at a conversion price equal to 0.38 NIS per Micronet share. Pursuant to the convertible loan agreement, Micronet also agreed to issue the Company an option to purchase one of Micronet’s ordinary shares for each ordinary share that it issued as a result of a conversion of the Convertible Loan at an exercise price of 0.60 NIS per share, exercisable for a period of 15 months. On July 5, 2020, the Company had a reverse split where the price of the Convertible Loan changed from 0.08 NIS per Micronet share into 5.7 NIS per Micronet share. The option’s exercise price changed from 0.6 NIS per share to 9 NIS per Micronet share.

On January 1, 2020, the Convertible Loan was approved at a general meeting of the Micronet shareholders and as a result, the Convertible Loan and the transactions contemplated thereby became effective. The loan was repaid on January 4, 2022. As of December 31, 2021, this balance, including principal and interest, was presented as amount due from related party on the consolidated balance sheet.

On August 13, 2020, MICT Telematics extended to Micronet an additional loan in the aggregate amount of $175,000 (the “Loan Sum”) which governed the existing outstanding intercompany debt. The loan does not bear any interest and has a term of twelve months. The Loan Sum was granted for the purpose of supporting Micronet’s working capital and general corporate needs. The loan was repaid on August 25, 2021.